OTHER INCOME (EXPENSES) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER INCOME (EXPENSES)
Foreign exchange gain (loss)	$ (185,325)	$ 224,286
Revaluation of secured notes		140,786
Realized gain on disposal	55,911
Settlement of legal claim		(1,750,100)
Part XII.6 tax	(67,143)	(928,769)
Others	2,378
Other losses	$ (194,179)	$ (2,313,797)